Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) (10K)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Number shares	Dec. 31, 2017 USD ($) shares
Money market funds					$ 1,328,049	$ 1,300,815
Impairment of long-lived assets and intangibles
Potentially dilutive common shares | shares					3,898,219	1,262,849
Number of operating segment | Number					1
Research and development costs	$ 584,979	$ 611,612	$ 1,804,169	$ 2,477,481	$ 3,085,317	$ 964,164
Unrecognized tax benefits
Portfolio lease of assets and liabilities					$ 318,000
Income tax description					Revalue our U.S. deferred tax assets and liabilities due to the federal income tax rate reduction from 35 percent to 21 percent.
Federal income tax rate					21.00%	34.00%
Minimum [Member]
Estimated useful lives of property plant and equipment					3 years
Maximum [Member]
Estimated useful lives of property plant and equipment					5 years